ACCRUED EXPENSES AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2022
ACCRUED EXPENSES AND OTHER LIABILITIES
Schedule of accrued expenses and other liabilities

	As at December 31
	2021	2022	2022
	RMB	RMB	US$
Current portion:
Customer advances*	378,957	411,467	59,657
Salary and welfare payable	600,775	671,124	97,304
Purchase of property and equipment	759,391	120,530	17,475
Accrued expenses	116,021	188,533	27,335
Other tax and surcharges payable	91,287	110,242	15,984
Deferred government grants**	8,488	17,257	2,502
Purchase consideration payable***	148,038	1,208,985	175,286
Individual income tax payable**** (Note 7)	48,949	3,742	543
Others*****	71,934	98,946	14,342
	2,223,840	2,830,826	410,428
Non-current portion:
Deferred government grants**	6,975	104,156	15,101
Purchase consideration payable***	1,180,470	—	—
Finance lease liability	—	180,815	26,216
Unrecognized tax benefit	15,954	40,539	5,878
Others*****	29,278	45,021	6,527
	1,232,677	370,531	53,722
*

The amount represents contract liabilities for the rendering of services. The increase in customer advances as of December 31, 2022 is a result of the increase in consideration received from the Group’s customers.

**	The amount primarily represents government subsidies for constructions of a data center in mainland China.
***

The amount represents the remaining purchase consideration to acquire Camelot. As of December 31, 2022, RMB257,777 (US$37,374) and RMB951,208 (US$137,912) will be settled by cash and ordinary shares of the Company by June 30, 2023, respectively.

****	Represents IIT payable to the tax bureau on behalf of certain employees related to their exercise and vesting of share-based awards.
*****

In July 2020, the Company received a reimbursement of US$7,469 (equivalent to RMB47,597) from the depository for the establishment and maintenance of the ADS program (“ADS Reimbursement”). As of December 31, 2021 and 2022, RMB9,836 and RMB10,762 (US$1,560) were included in the current portion, and RMB22,989 and RMB14,350 (US$2,081) were included in the non-current portion of accrued expenses and other liabilities, respectively. The ADS Reimbursement will be released to the consolidated statements of comprehensive loss in equal amounts over the ADS program term.